CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY	12 Months Ended
Dec. 31, 2022
Disclosure of accounting judgements and estimates [Abstract]
CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY
NOTE 3: CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY
The preparation of the Group’s financial statements in accordance with IFRS requires management to make judgements, estimates and assumptions in applying the accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Due to the inherent uncertainty in making estimates, actual results reported in future periods may be based upon amounts which differ from those estimates. Estimates, judgements and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. In preparing the financial statements, the Group has considered the impact of climate-related risks on its financial position and performance. While the effects of climate change represent a source of uncertainty, the Group does not consider there to be a material impact on its judgements and estimates from the physical, transition and other climate-related risks in the short term.
The significant judgements, apart from those involving estimation, made by management in applying the Group’s accounting policies in these financial statements (critical judgements) and the key sources of estimation uncertainty that may have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year (key sources of estimation uncertainty), which together are considered critical to the Group’s results and financial position, are as follows:
Allowance for expected credit losses

Critical judgements:	Determining an appropriate definition of default against which a probability of default, exposure at default and loss given default parameter can be evaluated
Establishing the criteria for a significant increase in credit risk (SICR)
The use of management judgement alongside impairment modelling processes to adjust inputs, parameters and outputs to reflect risks not captured by models
Key source of estimation uncertainty:
Base case and multiple economic scenarios (MES) assumptions, including the rate of unemployment and the rate of change of house prices, required for creation of MES scenarios and forward-looking credit parameters

The Group recognises an allowance for expected credit losses (ECLs) for loans and advances to customers and banks, other financial assets held at amortised cost, financial assets (other than equity investments) measured at fair value through other comprehensive income and certain loan commitment and financial guarantee contracts. At 31 December 2022, the Group’s expected credit loss allowance was £4,796 million (2021: £4,000 million), of which £4,492 million (2021: £3,806 million) was in respect of drawn balances.
The calculation of the Group’s expected credit loss allowances and provisions against loan commitments and guarantees under IFRS 9 requires the Group to make a number of judgements, assumptions and estimates. Further information on the critical accounting judgements and key sources of estimation uncertainty (see above) and other significant judgements and estimates is set out in note 16.
Defined benefit pension scheme obligations

Critical judgement:	Determination of an appropriate yield curve
Key sources of estimation uncertainty:	Discount rate applied to future cash flows
Expected lifetime of the schemes’ members
Expected rate of future inflationary increases
The net asset recognised in the balance sheet at 31 December 2022 in respect of the Group’s defined benefit pension scheme obligations was £3,732 million comprising an asset of £3,823 million and a liability of £91 million (2021: a net asset of £4,404 million comprising an asset of £4,531 million and a liability of £127 million). The Group’s accounting policy for its defined benefit pension scheme obligations is set out in note 2(K).
The accounting valuation of the Group’s defined benefit pension schemes’ liabilities requires management to make a number of assumptions. The key sources of estimation uncertainty are the discount rate applied to future cash flows, the expected lifetime of the schemes’ members and the expected rate of future inflationary increases.
Income statement and balance sheet sensitivities to changes in the critical accounting estimates and other actuarial assumptions are provided in part (v) of note 27.
Uncertain tax positions

Critical judgement:	Interpreting tax rules on the Group’s open tax matters
The Lloyds Banking Group has an open matter in relation to a claim for group relief of losses incurred in its former Irish banking subsidiary, which ceased trading on 31 December 2010. In 2013, HMRC informed the Lloyds Banking Group that its interpretation of the UK rules means that the group relief is not available. In 2020, HMRC concluded their enquiry into the matter and issued a closure notice. The Lloyds Banking Group’s interpretation of the UK rules has not changed and hence it has appealed to the First Tier Tax Tribunal, with a hearing expected in 2023. If the final determination of the matter by the judicial process is that HMRC’s position is correct, management estimate that this would result in an increase in current tax liabilities of approximately £760 million (including interest) and a reduction in the Group's deferred tax asset of approximately £295 million. The Lloyds Banking Group, having taken appropriate advice, does not consider that this is a case where additional tax will ultimately fall due.
The Group makes other estimates in relation to tax which do not require significant judgements, see further discussion in note 28.
Regulatory and legal provisions

Critical judgements:	Determining the scope of reviews required by regulators
The impact of legal decisions that may be relevant to claims received
Determining whether a reliable estimate is available for obligations arising from past events
Key sources of estimation uncertainty:	The number of future complaints
The proportion of complaints that will be upheld
The average cost of redress
At 31 December 2022, the Group carried provisions of £708 million (2021: £1,054 million) against the cost of making redress payments to customers and the related administration costs in connection with historical regulatory breaches.
Determining the amount of the provisions, which represent management’s best estimate of the cost of settling these issues, requires the exercise of significant judgement and estimation. It will often be necessary to form a view on matters which are inherently uncertain, such as the scope of reviews required by regulators, and to estimate the number of future complaints, the extent to which they will be upheld, the average cost of redress and the impact of decisions reached by legal and other review processes that may be relevant to claims received. Consequently the continued appropriateness of the underlying assumptions is reviewed on a regular basis against actual experience and other relevant evidence and adjustments made to the provisions where appropriate.
Management has applied significant judgement in determining the provision required for HBOS Reading; further details are provided in note 29.
Fair value of financial instruments

Key source of estimation uncertainty:	Interest rate spreads, earnings multiples and interest rate volatility
At 31 December 2022, the carrying value of the Group’s financial instrument assets held at fair value was £28,074 million (2021: £35,095 million), and its financial instrument liabilities held at fair value was £11,050 million (2021: £11,180 million).
The Group’s valuation control framework and a description of level 1, 2 and 3 financial assets and liabilities is set out in note 41(2). The valuation techniques for level 3 financial instruments involve management judgement and estimates, the extent of which depends on the complexity of the instrument and the availability of market observable information. In addition, in line with market practice, the Group applies credit, debit and funding valuation adjustments in determining the fair value of its uncollateralised derivative positions. A description of these adjustments is set out in note 41.
Capitalised software enhancements

Critical judgement:	Assessing future trading conditions that could affect the Group’s business operations
Key source of estimation uncertainty:	Estimated useful life of internally generated capitalised software
At 31 December 2022, the carrying value of the Group’s capitalised software enhancements was £3,964 million (2021: £3,383 million).
In determining the estimated useful life of capitalised software enhancements, management consider the product’s lifecycle and the Group’s technology strategy; assets are reviewed annually to assess whether there is any indication of impairment and to confirm that the remaining estimated useful life is still appropriate. For the year ended 31 December 2022, the amortisation charge was £825 million (2021: £884 million), and at 31 December 2022, the weighted-average remaining estimated useful life of the Group’s capitalised software enhancements was 4.5 years (2021: 4.7 years). If the Group reduced by one year the estimated useful life of those assets with a remaining estimated useful life of more than two years at 31 December 2022, the 2023 amortisation charge would be approximately £200 million higher.
Consideration of climate change
Financial statement preparation includes the consideration of the impact of climate change on the Group’s financial statements. There has been no material impact identified on the financial reporting judgement and estimates. In particular, the directors considered the impact of climate change in respect of the:
•Going concern of the Group for a period of at least 12 months from the date of approval of the financial statements
•Assessment of impairment of non-financial assets including goodwill
•Carrying value and useful economic lives of property, plant and equipment
•Fair value of financial assets and liabilities. These are generally based on market indicators which include the market’s assessment of climate risk
•Economic scenarios used for measurement of expected credit losses and the behavioural lifetime of assets against the expected time horizons of when climate risks may materialise
•Forecasting of the Group's future UK taxable profits, which impacts deferred tax recognition
Whilst there is currently no material short-term impact of climate change expected, the Group acknowledges the long-term nature of climate risk and continues to monitor and assess climate risks highlighted in the risk management section on page 47.